Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Sep. 23, 2013
Document Effective Date	Sep. 23, 2013
Prospectus Date	Sep. 21, 2013
Hatteras Long / Short Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	HFINX
Hatteras Long / Short Debt Fund | Class A
Risk/Return:
Trading Symbol	HFIAX
Hatteras Long / Short Debt Fund | Class C
Risk/Return:
Trading Symbol	HFICX